EMPLOYEE BENEFIT PLANS - Liabilities relating to post-employment benefit and long-term benefit plans (Details) - Post-employment benefit and long-term benefit plans - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	$ 769,990	$ 872,485
Fair value Plan assets	4,619	34,248
Total Unfunded Post-employment and long-term benefit plans	765,371	838,237
Defined benefit pension plan
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	131,255	168,816
Severance obligation
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	15,446	18,429
Retirement Pension Premium Plan and Executive Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	176,816	219,496
Other long term benefits
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	$ 446,473	$ 465,744